UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith & Yates Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Beth Korth
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Beth Korth	Madison, WI	2-August-2007

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	117,974

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers            COM              008252108      749     5818 SH       SOLE                     5394               424
Autodesk                       COM              052769106      669    14205 SH       SOLE                    13210               995
Barr Pharmaceuticals Inc       COM              068306109      531    10579 SH       SOLE                     9890               689
Boeing                         COM              097023105     4091    42540 SH       SOLE                    36120              6420
Capital One Financial          COM              14040H105     4419    56333 SH       SOLE                    47046              9287
Cerner Corp                    COM              156782104      790    14234 SH       SOLE                    13254               980
Charles Schwab                 COM              808513105     4290   209080 SH       SOLE                   174180             34900
Cisco Systems                  COM              17275R102     3836   137742 SH       SOLE                   116017             21725
Cognizant Corp                 COM              192446102     3728    49703 SH       SOLE                    41303              8400
Covance Inc                    COM              222816100      691    10075 SH       SOLE                     9382               693
E*Trade Financial Corp         COM              269246104      537    24321 SH       SOLE                    22531              1790
EMC Corp                       COM              268648102     5373   296846 SH       SOLE                   253346             43500
Express Scripts Inc            COM              302182100      673    13448 SH       SOLE                    12528               920
FTI Consulting                 COM              302941109      673    17702 SH       SOLE                    16482              1220
Fastenal Co                    COM              311900104     3888    92871 SH       SOLE                    77161             15710
Fluor Corporation              COM              343412102      710     6373 SH       SOLE                     5939               434
Hain Celestial Group           COM              405217100      402    14822 SH       SOLE                    13772              1050
Harman International           COM              413086109      627     5370 SH       SOLE                     5075               295
Iron Mountain                  COM              462846106     3974   152070 SH       SOLE                   126700             25370
Jabil Circuit Inc              COM              466313103     4226   191459 SH       SOLE                   161549             29910
Jack Henry & Associates        COM              426281101      632    24527 SH       SOLE                    22802              1725
Joy Global Inc                 COM              481165108      813    13946 SH       SOLE                    12946              1000
Kohls Corp                     COM              500255104     1945    27389 SH       SOLE                    22894              4495
Kyphon Inc                     COM              501577100      644    13381 SH       SOLE                    12428               953
L-3 Communications             COM              502424104      649     6669 SH       SOLE                     6187               482
Medco Health Solutions         COM              58405U102     5069    64991 SH       SOLE                    54046             10945
Microchip Technology           COM              595017104     5327   143822 SH       SOLE                   118927             24895
Monster Worldwide Inc          COM              611742107      581    14148 SH       SOLE                    13238               910
NII Holdings Inc               COM              62913f201     2011    24906 SH       SOLE                    20896              4010
Nat'l Oilwell Varco            COM              637071101      895     8583 SH       SOLE                     7983               600
Navteq Corp                    COM              63936L100      564    13322 SH       SOLE                    12367               955
Noble Corp                     COM              G65422100     6125    62811 SH       SOLE                    52946              9865
O'Reilly Automotive            COM              686091109      635    17363 SH       SOLE                    16178              1185
PetsMart Inc                   COM              716768106      552    17003 SH       SOLE                    15733              1270
PrivateBancorp, Inc.           COM              742962103      432    15010 SH       SOLE                    13960              1050
Procter & Gamble               COM              742718109     4906    80172 SH       SOLE                    66655             13517
Qualcomm                       COM              747525103     3296    75971 SH       SOLE                    63561             12410
ResMed Inc.                    COM              761152107      530    12839 SH       SOLE                    11943               896
Robert Half Intl Inc           COM              770323103      525    14396 SH       SOLE                    13248              1148
SanDisk Corp                   COM              80004C101     2608    53299 SH       SOLE                    45464              7835
Schlumberger                   COM              806857108     4890    57571 SH       SOLE                    47666              9905
Scientific Games Corp          COM              80874P109      597    17086 SH       SOLE                    15911              1175
Starbucks Corp                 COM              855244109     3306   125980 SH       SOLE                   103580             22400
Taiwan Semiconductor Manufactu COM              874039100      148    13317 SH       SOLE                    12717               600
Target Corp                    COM              87612E106     4028    63331 SH       SOLE                    52589             10742
Teva Pharmaceuticals           COM              881624209     5548   134507 SH       SOLE                   110697             23810
Tractor Supply Co              COM              892356106      529    10154 SH       SOLE                     9424               730
United Natural Foods           COM              911163103      346    13006 SH       SOLE                    12131               875
Urban Outfitters Inc           COM              917047102      631    26266 SH       SOLE                    24361              1905
Walgreen Co                    COM              931422109     5053   116048 SH       SOLE                    95731             20317
Western Union Co               COM              959802109     1745    83784 SH       SOLE                    69129             14655
Zebra Technologies             COM              989207105      433    11183 SH       SOLE                    10263               920
Zimmer Holdings Inc            COM              98956P102     4893    57635 SH       SOLE                    47555             10080
iShares MSCI EAFE              COM              464287465      493     6100 SH       SOLE                     5600               500
iShares Russell MidCap Growth  COM              464287481      272     2387 SH       SOLE                     2387
iShares Russell MidCap Value   COM              464287473     1220     7749 SH       SOLE                     7749
iShares S&P 500 Growth         COM              464287309      227     3300 SH       SOLE                     3300